Document and Entity Information	4 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Connect Interactive, Inc.
Entity Central Index Key	0001617780
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company